FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                            San Mateo, CA 94403-1906





February 3, 2009

Filed Via EDGAR (CIK #0000038721)
Securities and Exchange Commission
100 F Street NE
Washington DC  20549

      RE:  FRANKLIN CUSTODIAN FUNDS
           File Nos. 002-11346 and 811-00537

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 27, 2009.

Sincerely yours,

FRANKLIN CUSTODIAN FUNDS



/s/ David P. Goss
Vice President

DPG/jg

cc:   Brian E. Lorenz, Esq.
      Bruce G. Leto, Esq.